UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Duma Capital Partners, L.P.
Address:  1370 Avenue of the Americas, 23rd Floor
          New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


/s/   Sangyeup Lee               New York, NY         May  15, 2009
      ------------------        ---------------       -------------
        [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                           ---------

Form 13F Information Table Entry Total:     2
                                           ---------

Form 13F Information Table Value Total:    $ 1,123
                                           ----------
                                           Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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



                                                      DUMA CAPITAL PARTNERS, L.P.
                                                      FORM 13F INFORMATION TABLE
                                                      QUARTER ENDED MARCH 31, 2009



                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE
--------------------------  --------------  ----------  --------   -------  ---  ----  ----------  --------  ----     ------   ----

GRACE W R & CO DEL NEW       COM            38388F108        948   150,000   SH        SOLE                  150,000
-----------------------------------------------------------------------------------------------------------------------------------
TORCH ENERGY ROYALTY TRUST   UNIT BEN INT   891013104        175    80,221   SH        SOLE                   80,221
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